Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (30,034)	£ (25,902)
IFRS 16 Implementation		(1,303)
Exchange	(88)	914
Debt Acquired		(524)
Other	(406)	80
Profit and loss	(892)	(904)
Cash flow	4,979	(2,395)
Ending balance	(26,441)	(30,034)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(6,535)	(5,521)
IFRS 16 Implementation		(229)
Exchange	(4)	348
Debt Acquired		(464)
Other	9	(1)
Reclassifications	(3,697)	(1,758)
Cash flow	7,532	1,090
Ending balance	(2,695)	(6,535)
Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(23,590)	(20,271)
IFRS 16 Implementation		(1,074)
Exchange	(85)	755
Debt Acquired		(60)
Other	(129)	(104)
Profit and loss	(20)	(27)
Reclassifications	3,697	1,758
Cash flow	(3,298)	(4,567)
Ending balance	(23,425)	(23,590)
Total Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(25,215)
Exchange	(128)
Other	(120)
Profit and loss	(20)
Cash flow	4,703
Ending balance	(20,780)	(25,215)
Accrued interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(244)	(239)
Exchange	1	1
Other		(3)
Profit and loss	(868)	(898)
Cash flow	864	895
Ending balance	(247)	(244)
Commercial paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3,586)
Exchange	(50)
Cash flow	3,619
Ending balance	(17)	(3,586)
European/US Medium Term Notes and Bank Facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,658)
Exchange	38
Reclassifications	(3,468)
Cash flow	3,738
Ending balance	(2,350)	(2,658)
Lease liabilities [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(240)
Exchange	(4)
Other	16
Reclassifications	(229)
Cash flow	227
Ending balance	(230)	(240)
Lease liabilities [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,010)
Exchange	19
Other	(125)
Reclassifications	229
Cash flow	0
Ending balance	(887)	(1,010)
Other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(51)
Exchange	12
Other	(7)
Cash flow	(52)
Ending balance	(98)	(51)
European/US Medium Term Notes and Bank Facilities Non-current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(22,580)
Exchange	(104)
Other	(4)
Profit and loss	(20)
Reclassifications	3,468
Cash flow	(3,298)
Ending balance	(22,538)	(22,580)
Liquid Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	79
Cash flow	(1)
Ending balance	78	79
Cash and cash equivalents [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,707
Exchange	(44)
Cash flow	1,629
Ending balance	6,292	4,707
Cash and cash equivalents - AHFS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	507
Cash flow	(507)
Ending balance		507
Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(383)
Exchange	5
Cash flow	(652)
Ending balance	(1,030)	(383)
Cash and cash equivalents and overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,831
Exchange	(39)
Cash flow	470
Ending balance	5,262	4,831
Derivative financial instruments [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	335	129
Exchange		(1)
Other	(643)	188
Profit and loss	353	21
Cash flow	(119)	(2)
Ending balance	(74)	335
Other financing items [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange		(189)
Other	357
Profit and loss	£ (357)
Cash flow		£ 189